Equity - Share Capital and Share Premium (Details) € / shares in Units, $ in Millions		12 Months Ended
	Jun. 12, 2015 EUR (€)	Dec. 31, 2018 EUR (€) € / shares shares	Dec. 31, 2017 EUR (€) € / shares shares	Sep. 27, 2017 EUR (€)	Sep. 27, 2017 COP ($)	Sep. 25, 2017 shares	Sep. 20, 2017 shares	Aug. 29, 2017 EUR (€)	Aug. 29, 2017 COP ($)	Nov. 11, 2016 € / shares shares
Disclosure of classes of share capital [line items]
Share capital amount				€ 934,000,000	$ 3,240,652			€ 317,000,000	$ 1,114,433
Increase In Share Capital Maximum Duration	5 years
Proportion Of Share Capital Excluded From Pre-Emptive Subscription Rights	20.00%
Aggregate amount of approved securities issuance		€ 25,000,000,000
Proportion Of Shares Acquired To Treasury Shares Held Requirement		10.00%
Ordinary shares
Disclosure of classes of share capital [line items]
Share capital amount		€ 5,192,131,686	€ 5,192,131,686
Number of shares | shares		5,192,131,686	5,192,131,686
Number of shares issued | shares						154,341,669	154,326,696			137,233,781
Par value per share (EUR per share) | € / shares		€ 1	€ 1							€ 1
Maximum authorized share capital	€ 2,469,208,757